Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]
The following tables provide information on gains or losses recognized in AOCL for the cash flow hedges for the periods indicated:

	Interest Rate Hedges for the Year Ended December 31,
$ in thousands (net of tax)	2020	2019	2018
Beginning accumulated derivative gain / (loss) in AOCL	$(19,750)	$—	$—

Net losses associated with current period hedging transactions	(27,779)	(19,750)	—
Net losses reclassified to interest expense, net of tax	4,109	—	—
Ending accumulated derivative loss in AOCL	$(43,420)	$(19,750)	$—

Loss expected to be reclassified to earnings in the next twelve months	$(5,375)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	45

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

			December 31,
Commodity	Hedging Designation	Balance sheet classification	2020	2019
Financial transmission rights	Not a Cash Flow Hedge	Prepayments and other current assets	$543	$864
Interest rate hedges	Cash Flow Hedge	Derivative liabilities, current	$—	$26,560
Interest rate hedges	Cash Flow Hedge	Derivative liabilities, non-current	$63,215	$—

Schedule of Derivative Instruments [Table Text Block]
At December 31, 2020, IPL's outstanding derivative instruments were as follows:

Commodity	Accounting Treatment (a)	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/(Sales) (in thousands)
Interest rate hedges	Designated	USD	$400,000	$—	$400,000
FTRs	Not Designated	MWh	3,168	—	3,168
(a)    Refers to whether the derivative instruments have been designated as a cash flow hedge.

Subsidiaries [Member]
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

			December 31,
Commodity	Hedging Designation	Balance sheet classification	2020	2019
Financial transmission rights	Not a Cash Flow Hedge	Prepayments and other current assets	$543	$864

Schedule of Derivative Instruments [Table Text Block]
At December 31, 2020, IPL's outstanding derivative instruments were as follows:

Commodity	Accounting Treatment (a)	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/(Sales) (in thousands)
FTRs	Not Designated	MWh	3,168	—	3,168
(a)    Refers to whether the derivative instruments have been designated as a cash flow hedge.